INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of September 30,
	2018	2017	2016
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$299,596	$272,557	$247,227
Net operating loss carry-forward	152,257	-	-
Less: valuation allowance	(152,257)	-	-
Total	$299,596	$272,557	$247,227

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes for the years ended September 30, 2018 and 2017 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2018	2017	2016
Current	$1,435,521	$1,019,147	$1,209,114
Deferred	(37,311)	(24,142)	(103,674)
Total	$1,398,210	$995,005	$1,105,440

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2018 and 2017 as follows:

	For the year ended September 30,
	2018	2017
Income before taxes excluded the amounts of loss incurring entities	$9,982,326	$7,178,353
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	1,497,349	1,076,753
Tax effect of 50% R&D expenses deduction	(123,948)	(99,833)
Tax effect of deferred tax recognized	(37,311)	(24,142)
Tax effect of non-deductible expenses	62,120	42,227
Income tax expenses	$1,398,210	$995,005